Operations and summary of significant accounting policies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operations and summary of significant accounting policies
Restricted assets of consolidated QSPE			$ 324
Restricted liability of consolidated QSPE			327
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation	206	551	603
Pension and other postretirement benefits	(6,568)	(4,695)	(4,439)
Derivative financial instruments	(10)	45	60
Retained interests			(3)
Available-for-sale securities	44	48	15
Total accumulated other comprehensive income (loss)	$ (6,328)	$ (4,051)	$ (3,764)